FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT [Abstract]
Liabilities Measured on Recurring Basis
The Company’s liabilities as of December 31, 2013 that are measured at fair value on a recurring basis are summarized below:

	Level 1	Level 2	Level 3
Current liabilities:
-Interest rate collar (included in other liabilities)	-	725	-
-Interest rate swaps (included in other liabilities)	-	497	-
Noncurrent liabilities:
-Interest rate collar (included in other liabilities)	-	637	-
-Interest rate swaps (included in other liabilities)	-	450	-

Fair Value of Other Financial Assets and Liabilities
The estimated fair value of the Company’s other financial assets and liabilities were as follows:

	At December 31,
	2013		2012
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
ASSETS

Cash and cash equivalents	$72,625	$72,625	$222,215	$222,215
Restricted cash (current and noncurrent portion)	13,595	13,595	7,432	7,432

LIABILITIES

Long term financial debt (current and non-current portion – Note 5) (1)	$498,397	$516,397	$(2) 517,552	$(2) 517,595

(1)	The fair value of long term financial debt is measured using Level 2 fair value inputs.
(2)	Includes $80,000 and $80,268, respectively of carrying amount and estimated fair value of our 2017 Convertible Senior Note disclosed as current liability, in the accompanying consolidated balance sheet at December 31, 2012.